Sale of Subsidiary (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Jan. 31, 2021	Sep. 09, 2021	Aug. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of subsidiary			$ 4,500
Seismic Asia Pacific Pty Ltd | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of subsidiary	$ 660,000
Proceeds in cash from sale of subsidiary	$ 240,000
Note receivable term (in years)	2 years
Proceeds in note receivable from sale of subsidiary	$ 420,000
Working capital adjustment				$ 114,000
Proceeds from note receivable		$ 124,000